Share-Based Compensation - Summary of Outstanding Stock Options Activity (Details) (Mymd Pharmaceuticals Inc.) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Shares, Beginning Balance	40
Number of Shares, Granted
Number of Shares, Cancelled
Number of Shares, Ending Balance		40
Weighted Average Exercise Price, Beginning Balance	$ 236.16
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance		$ 236.16
Weighted Average Remaining Life, Outstanding, Ending balance	11 months 26 days
Mymd Pharmaceuticals Inc. [Member]
Number of Shares, Beginning Balance	39,343,119	31,332,500
Number of Shares, Granted	2,810,241	8,010,619
Number of Shares, Cancelled	(31,300,000)
Number of Shares, Ending Balance	10,853,360	39,343,119
Weighted Average Exercise Price, Beginning Balance	$ 1.00	$ 1.00
Weighted Average Exercise Price, Granted	1.00	1.00
Weighted Average Exercise Price, Cancelled	1.00
Weighted Average Exercise Price, Ending Balance	$ 1.00	$ 1.00
Weighted Average Remaining Life, Outstanding, Beginning balance		9 years 2 months 16 days
Weighted Average Remaining Life, Outstanding, Ending balance	7 years 11 months 23 days	8 years 6 months 7 days